Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Allowance for doubtful accounts, accounts receivable	¥ 1,446,022		¥ 1,444,582
Allowance for doubtful accounts, other receivable	29,934		26,861
Allowance for doubtful accounts, loans receivable	¥ 575,174		¥ 441,359
Class A ordinary shares
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in Shares) | shares	4,600,000,000	4,600,000,000	4,600,000,000
Ordinary shares, shares issued (in Shares) | shares	174,304,260	174,304,260	174,304,260
Ordinary shares, shares outstanding (in Shares) | shares	174,304,260	174,304,260	174,304,260
Class B ordinary shares
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in Shares) | shares	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares) | shares	61,162,400	61,162,400	61,162,400
Ordinary shares, shares outstanding (in Shares) | shares	61,162,400	61,162,400	61,162,400
VIEs
Deferred revenue	¥ 5,234		¥ 8,802
Payroll and welfare payable	10,778		15,685
Income taxes payable	285,829		298,785
Accrued expenses and other liabilities	75,857		76,138
Operating lease liabilities	6,313		4,918
Amounts due to related parties	925,822		991,498
Deferred tax liabilities	¥ 3,476		¥ 4,233